Postretirement benefit plans - Benefits expected to pay (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
2014 Medicare subsidy	$ (4)
2015 Medicare subsidy	(4)
2016 Medicare subsidy	(4)
2017 Medicare subsidy	(5)
2018 Medicare subsidy	(5)
2019 - 2023 Medicare subsidy	(13)
U.S. defined benefit plan
Defined Benefit Plan Disclosure [Line Items]
2014 payment	208
2015 payment	102
2016 payment	105
2017 payment	104
2018 payment	101
2019 - 2023 payment	421
U.S. retiree health care plan
Defined Benefit Plan Disclosure [Line Items]
2014 payment	36
2015 payment	37
2016 payment	39
2017 payment	40
2018 payment	41
2019 - 2023 payment	196
Non-U.S. defined benefit plan
Defined Benefit Plan Disclosure [Line Items]
2014 payment	81
2015 payment	84
2016 payment	86
2017 payment	91
2018 payment	94
2019 - 2023 payment	$ 521